UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21386

Dreyfus Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/2014

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Long/Short Equity Fund
January 31, 2014 (Unaudited)

Common Stocks--79.6%	Shares		Value ($)
Automobiles & Components--1.0%
Delphi Automotive	4,480	a	272,787
Banks--2.4%
BNP Paribas	2,680		206,911
Regions Financial	22,320	a	226,994
Societe Generale	3,590		203,000
			636,905
Capital Goods--.3%
Alstom	3,260		92,435

Consumer Durables & Apparel--4.6%
Michael Kors Holdings	3,960	a,b	316,523
Newell Rubbermaid	7,780		240,402
PVH	2,650	a	320,305
Under Armour, Cl. A	3,480	a,b	376,223
			1,253,453
Consumer Services--2.0%
Las Vegas Sands	3,940	a	301,489
Starbucks	3,370	a	239,674
			541,163
Diversified Financials--7.4%
Ameriprise Financial	2,100	a	221,844
Bank of America	14,920	a	249,910
CBOE Holdings	3,100	a	161,262
Goldman Sachs Group	1,120		183,814
ING Groep	13,110	a	173,616
ING US	6,980	a	235,715
IntercontinentalExchange Group	1,070	a	223,405
JPMorgan Chase & Co.	3,340		184,902
Morgan Stanley	6,960	a	205,390
Waddell & Reed Financial, Cl. A	2,840	a	184,089
			2,023,947
Energy--6.2%
Anadarko Petroleum	1,820	a	146,856
Cameron International	2,960	a,b	177,511
Eni	9,130	a	206,873
EOG Resources	1,620	a	267,689
Halliburton	5,170	a	253,382
National Oilwell Varco	2,680	a	201,027
Noble Energy	3,750	a	233,737
Pioneer Natural Resources	1,180	a	199,798
			1,686,873
Food & Staples Retailing--2.8%
Costco Wholesale	2,850	a	320,226
CVS Caremark	2,780	a	188,262
Whole Foods Market	4,740	a	247,712
			756,200
Food, Beverage & Tobacco--2.0%
Mondelez International, Cl. A	7,980	a	261,345

Philip Morris International	3,470	a	271,146
			532,491
Health Care Equipment & Services--2.7%
AmerisourceBergen	1,766	a	118,711
Boston Scientific	8,070	a,b	109,187
Cerner	1,660	a	94,437
Cigna	1,740	a	150,179
Envision Healthcare Holdings	1,980		65,459
Universal Health Services, Cl. B	1,120	a	91,862
VCA Antech	3,590	a	114,665
			744,500
Household & Personal Products--.9%
Avon Products	16,280	a	242,409
Insurance--2.2%
Hartford Financial Services Group	6,260	a	208,145
Lincoln National	4,410	a	211,812
Prudential	8,840	a	178,129
			598,086
Materials--5.5%
ArcelorMittal	7,020		116,376
CRH	9,640		247,299
Dow Chemical	2,970	a	135,165
Eastman Chemical	2,300	a	179,308
LyondellBasell Industries, Cl. A	1,750		137,830
Praxair	1,820	a	226,990
Rio Tinto	3,040		174,039
Vulcan Materials	4,380	a	270,377
			1,487,384
Media--4.4%
AMC Networks, Cl. A	5,170	a,b	333,155
Comcast, Cl. A	7,210	a	392,584
Time Warner Cable	1,270		169,253
Viacom, Cl. B	3,540	a	290,634
			1,185,626
Pharmaceuticals, Biotech & Life Sciences--11.7%
AbbVie	3,490	a	171,813
Actavis	940	a,b	177,641
Agilent Technologies	1,700	a	98,855
Alexion Pharmaceuticals	1,290	a,b	204,762
Alkermes	2,370	a,b	115,372
Biogen Idec	610	a,b	190,710
Bristol-Myers Squibb	3,370	a	168,399
Celgene	700	a,b	106,351
Celldex Therapeutics	2,940	a,b	75,793
Forest Laboratories	2,650	a,b	175,695
Gilead Sciences	3,330	a,b	268,565
Illumina	1,430	a,b	217,360
Incyte	2,710	a,b	177,559
Intercept Pharmaceuticals	190	b	57,167
InterMune	2,580	b	34,443
Jazz Pharmaceuticals	970	a,b	147,110
Medivation	1,840	b	146,464
Merck & Co.	2,650		140,370
Mylan	3,550	a,b	161,205
Perrigo Company	880	a	136,981

Regeneron Pharmaceuticals	450	a,b	129,866
Ultragenyx Pharmaceutical	11	b	465
Vertex Pharmaceuticals	1,090	a,b	86,154
			3,189,100
Real Estate--.4%
Weyerhaeuser	3,790	c	113,245

Retailing--2.4%
Amazon.com	410	b	147,063
Kohl's	4,820	a	244,037
priceline.com	230	a,b	263,325
			654,425
Semiconductors & Semiconductor Equipment--2.5%
Applied Materials	6,830	a	114,881
Micron Technology	7,290	a,b	167,962
Texas Instruments	2,780	a	117,872
Xilinx	6,100	a	283,162
			683,877
Software & Services--6.3%
Adobe Systems	3,680	a,b	217,819
Akamai Technologies	5,470	a,b	260,810
Baidu, ADR	690	a,b	107,985
Cognizant Technology Solutions, Cl. A	1,460	a,b	141,503
Facebook, Cl. A	3,060	a,b	191,464
LinkedIn, Cl. A	660	a,b	142,039
salesforce.com	2,980	a,b	180,379
ServiceNow	3,730	a,b	236,594
VMware, Cl. A	1,200	b	108,168
Workday, Cl. A	1,270	b	113,716
			1,700,477
Technology Hardware & Equipment--5.9%
Amphenol, Cl. A	1,360	a	118,157
Ciena	12,390	a,b	289,059
EMC	10,280	a	249,187
Finisar	12,140	a,b	287,839
JDS Uniphase	21,960	a,b	291,848
Juniper Networks	13,780	a,b	366,686
			1,602,776
Utilities--6.0%
CenterPoint Energy	10,430	a	244,062
Drax Group	23,150		309,008
Enel	53,940		246,102
National Grid	21,610		280,340
NextEra Energy	3,110	a	285,902
NRG Energy	10,070	a	280,450
			1,645,864
Total Common Stocks
(cost $19,987,940)			21,644,023

Other Investment--20.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,637,000)	5,637,000	[c]	5,637,000
Total Investments (cost $25,624,940)	100.3%		27,281,023

Liabilities, Less Cash and Receivables	(.3%)	(74,421)
Net Assets	100.0%	27,206,602

ADR - American Depository Receipts

a	Held by a broker as collateral for open short positions.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At January 31, 2014, net unrealized appreciation on investments was $1,839,480 of which $2,710,274 related to appreciated investment securities and $870,794 related to depreciated investment securities. At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †		Value (%)
Money Market Investment		20.7
Pharmaceuticals, Biotech & Life Sciences		11.7
Diversified Financials		7.4
Energy		6.2
Software & Services		6.3
Technology Hardware & Equipment		5.9
Utilities		6.0
Materials		5.5
Consumer Durables & Apparel		4.6
Media		4.4
Food & Staples Retailing		2.8
Health Care Equipment & Services		2.7
Semiconductors & Semiconductor Equipment		2.5
Banks		2.4
Retailing		2.4
Insurance		2.2
Consumer Services		2.0
Food, Beverage & Tobacco		2.0
Automobiles & Components		1.0
Household & Personal Products		.9
Real Estate		.4
Capital Goods		.3
		100.3
† Based on net assets.

STATEMENT OF SECURITIES SOLD SHORT
Dreyfus Research Long/Short Equity Fund
January 31, 2014 (Unaudited)

Common Stocks--60.7%	Shares	Value ($)
Banks--4.4%
Comerica	5,890	269,762
EverBank Financial	16,850	300,099
First Republic Bank	4,070	197,517
HSBC Holdings	19,810	203,805
Standard Chartered	10,910	222,226
		1,193,409
Capital Goods--.5%

Sandvik	8,710		122,018

Commercial & Professional Services--.7%
Dun & Bradstreet	1,840		202,400
Consumer Durables & Apparel--1.5%
Coach	4,520		216,463
Ralph Lauren	1,230		192,975
			409,438
Consumer Services--1.5%
Penn National Gaming	14,530	a	170,437
Six Flags Entertainment	6,480		232,567
			403,004
Diversified Financials--.8%
Federated Investors, Cl. B	8,020		215,658

Energy--3.4%
Atwood Oceanics	4,160	a	197,184
Cameco	11,200		238,022
Chevron	1,340		149,584
EXCO Resources	28,779		147,636
Rowan, Cl. A	6,320	a	198,258
			930,684
Food & Staples Retailing--.8%
Sysco	6,410		224,863

Food, Beverage & Tobacco--4.0%
Dr. Pepper Snapple Group	4,880		233,655
Flowers Foods	10,870		227,727
General Mills	4,760		228,575
Kellogg	3,440		199,451
McCormick & Co.	3,020		193,824
			1,083,232
Health Care Equipment & Services--4.2%
Edwards Lifesciences	1,990	a	129,589
Elekta	6,360		92,710
Hologic	6,140	a	131,150
Humana	930		90,489
Intuitive Surgical	280	a	114,122
Laboratory Corp. of America Holdings	1,440	a	129,355
Masimo	3,520	a	102,960
Owens & Minor	3,380		117,083
Patterson	3,320		132,667
Varian Medical Systems	1,390	a	113,021
			1,153,146

Insurance--2.1%
ACE	2,290		214,825
Hannover Rueck	2,200		174,471
RenaissanceRe Holdings	1,970		178,699
			567,995
Materials--4.5%
Albemarle	3,470		222,705
Alcoa	21,330		245,508
E.I. du Pont de Nemours & Co.	1,910		116,529
Greif, Cl. A	3,950		199,989

International Paper	5,120		244,429
Syngenta	560		198,428
			1,227,588
Media--.9%
Time Warner	3,670		230,586

Pharmaceuticals, Biotech & Life Sciences--5.0%
Acorda Therapeutics	4,760	a	139,706
Aegerion Pharmaceuticals	2,020	a	121,160
Arena Pharmaceuticals	20,950	a	132,823
H Lundbeck	3,494		86,526
Hospira	2,140	a	94,181
Ironwood Pharmaceuticals	11,478	a	159,200
Novo Nordisk, ADR	5,010		198,747
Qiagen	5,370	a	118,784
Sanofi, ADR	2,320		113,448
Seattle Genetics	2,520	a	113,047
United Therapeutics	800	a	82,096
			1,359,718
Real Estate--.6%
American Tower	2,040	b	164,995

Retailing--6.1%
ANN	6,410	a	207,299
Bed Bath & Beyond	3,220	a	205,597
Family Dollar Stores	3,600		222,552
Gap	5,990		228,099
L Brands	4,240		222,007
PetSmart	3,570		224,910
The TJX Companies	2,970		170,359
Williams-Sonoma	3,270		178,280
			1,659,103
Semiconductors & Semiconductor Equipment--4.7%
Altera	4,370		146,089
ASML Holding, (New York Shares)	1,260		106,634
Avago Technologies	3,200		174,848
Broadcom, Cl. A	5,820		173,203
KLA-Tencor	1,790		110,031
RF Micro Devices	36,430	a	194,172
Skyworks Solutions	6,610	a	199,952
STMicroelectronics	7,340	a	60,122
STMicroelectronics (New York Shares)	14,560		119,246
			1,284,297
Software & Services--4.8%
Activision Blizzard	6,400		109,632
eBay	3,210	a	170,772
Equinix	1,010	a	187,052
International Business Machines	940		166,079
Rackspace Hosting	4,550	a	165,666
SAP, ADR	2,060		157,425
Symantec	4,830		103,410
Zillow, Cl. A	2,870	a	235,627
			1,295,663
Technology Hardware & Equipment--2.8%
Cisco Systems	7,710		168,926

Hewlett-Packard	4,720		136,880
Ingenico	1,940		166,710
QUALCOMM	2,240		166,253
SanDisk	1,560		108,498
			747,267
Telecommunication Services--3.3%
AT&T	7,620		253,898
China Mobile, ADR	3,030		144,986
Crown Castle International	2,360	a	167,466
Ericsson, ADR	13,860		170,339
Verizon Communications	3,530		169,511
			906,200
Utilities--4.1%
Centrica	45,190		231,102
Consolidated Edison	3,990		217,096
Duke Energy	3,410		240,814
Entergy	3,600		226,908
Southern	4,980		205,375
			1,121,295
Total Securities Sold Short
(proceeds $16,685,956)			16,502,559

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in real estate investment trust.

Portfolio Summary (Unaudited) †	Value (%)
Retailing	6.1
Pharmaceuticals, Biotech & Life Sciences	5.0
Software & Services	4.8
Semiconductors & Semiconductor Equipment	4.7
Materials	4.5
Banks	4.4
Health Care Equipment & Services	4.2
Utilities	4.1
Food, Beverage & Tobacco	4.0
Energy	3.4
Telecommunication Services	3.3
Technology Hardware & Equipment	2.8
Insurance	2.1
Consumer Durables & Apparel	1.5
Consumer Services	1.5
Media	.9
Diversified Financials	.8
Food & Staples Retailing	.8
Commercial & Professional Services	.7
Real Estate	.6
Capital Goods	.5
60.7

†	Based on net assets.

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	18,901,763	-	-	18,901,763
Equity Securities - Foreign Common Stocks+	424,508	2,317,752++	-	2,742,260
Mutual Funds	5,637,000	-	-	5,637,000
Liabilities ($)
Securities Sold Short:
Equity Securities - Domestic Common Stocks+++	(13,401,962)	-	-	(13,401,962)
Equity Securities - Foreign Common Stocks+++	(3,100,597)	-	-	(3,100,597)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
+++ See Statement of Securities Sold Short for additional detailed classifications.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	March 25, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)